Share-Based Compensation Plans (Tables)	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Company's Stock Option Activity And Related Information
A summary of the Company’s stock option activity and related information for the three months ended March 31, 2016 is as follows:

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted-Average Contractual Term in Years

			(in thousands)
Balance at December 31, 2015	3,566,894	$2.31	$760	5.68
Granted	—	—
Forfeited and canceled	—	—
Expired	(78,165)	2.54
Balance at March 31, 2016	3,488,729	$2.30	$498	5.44
Options exercisable at
March 31, 2016	1,306,488	$3.40	$193	5.42

Non-vested Shares And Restricted Stock Unit Activity And Related Information
A summary of the Company’s unvested restricted stock unit activity and related information for the three months ended March 31, 2016 is as follows.

	Number of Unvested Awards	Weighted-Average Grant Date Fair Value

Balance at December 31, 2015	954,034	1.66
Granted	—	—
Vested	(69,639)	1.69
Forfeited and canceled	—	—
Balance at March 31, 2016	884,395	$1.66

Stock-Based Compensation Expense
Share-based compensation expense recognized in the consolidated statements of operations for the three months ended March 31, 2016 and 2015 was as follows.

(in thousands)	March 31, 2016	March 31, 2015
Expense recognized:
Related to stock options	$176	$332
Related to restricted stock units	244	243